INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS

Intangible assets are as follows:

	September 30,	December 31,
	2023	2022
Acquired technology – Polytherapeutics	$40,433	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,040,433	1,040,433
Accumulated amortization	(413,904)	(335,872)
Net book value	$626,529	$704,561

The Company recorded amortization expense of approximately $78,000 for the nine months ended September 30, 2023 and 2022 and approximately $26,000 for the three months ended September 30, 2023 and 2022. The annual amortization expense expected to be recorded for existing intangible assets for the years 2023 through 2026, and thereafter, is approximately $26,000, $104,000, $104,000, $104,000 and $288,000, respectively.

NOTE 11 - INTANGIBLE ASSETS

Intangible assets are as follows:

	December 31,	December 31,
	2022	2021
Acquired technology – Polytherapeutics	$40,433	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,040,433	1,040,433
Accumulated amortization	(335,872)	(231,829)
Net book value	$704,561	$808,604

The Company recorded amortization expense of approximately $104,000 and $104,000 in the years ended December 31, 2022 and 2021, respectively. The annual amortization expense expected to be recorded for existing intangible assets for the years 2023 through 2026, and thereafter, is approximately $104,000, $104,000, $104,000, 104,000 and $288,000, respectively.